Schedule of Prepaid Expenses and Deposits (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 1	$ 9,508
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 2	112,625
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 3	72,433
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 4	72,093
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 5	91,900
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 6	122,439
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 7	173,841
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 8	$ 307,157